Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$906,030.82

Principal:
Principal Collections	$10,948,068.30
Prepayments in Full	$5,991,437.88
Liquidation Proceeds	$118,966.77
Recoveries	$50,239.95
Sub Total	$17,108,712.90
Collections	$18,014,743.72

Purchase Amounts:
Purchase Amounts Related to Principal	$275,567.33
Purchase Amounts Related to Interest	$1,625.09
Sub Total	$277,192.42

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,291,936.14

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	35
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,291,936.14
Servicing Fee	$216,033.23	$216,033.23	$0.00	$0.00	$18,075,902.91
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,075,902.91
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$18,075,902.91
Interest - Class A-3 Notes	$39,838.53	$39,838.53	$0.00	$0.00	$18,036,064.38
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$17,930,928.96
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,930,928.96
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$17,875,656.96
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,875,656.96
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$17,833,764.29
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,833,764.29
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$17,778,930.96
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,778,930.96
Regular Principal Payment	$16,816,760.08	$16,816,760.08	$0.00	$0.00	$962,170.88
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$962,170.88
Residual Released to Depositor	$0.00	$962,170.88	$0.00	$0.00	$0.00
Total		$18,291,936.14

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$16,816,760.08
Total					$16,816,760.08
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,816,760.08	$40.02	$39,838.53	$0.09	$16,856,598.61	$40.11
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$16,816,760.08	$12.53	$296,971.95	$0.22	$17,113,732.03	$12.75

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$58,300,293.53	0.1387442	$41,483,533.45	0.0987233
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$251,350,293.53	0.1872604	$234,533,533.45	0.1747316

Pool Information
Weighted Average APR	4.241%	4.255%
Weighted Average Remaining Term	27.19	26.38
Number of Receivables Outstanding	23,383	22,478
Pool Balance	$259,239,880.40	$241,804,924.75
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$251,350,293.53	$234,533,533.45
Pool Factor	0.1900609	0.1772785

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$6,819,916.28
Yield Supplement Overcollateralization Amount	$7,271,391.30
Targeted Overcollateralization Amount	$7,271,391.30
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$7,271,391.30

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	35
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		83	$100,915.37
(Recoveries)		107	$50,239.95
Net Loss for Current Collection Period			$50,675.42
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2346%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.4463%
Second Preceding Collection Period			0.2966%
Preceding Collection Period			0.4508%
Current Collection Period			0.2427%
Four Month Average (Current and Preceding Three Collection Periods)			0.3591%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,066	$8,093,162.40
(Cumulative Recoveries)			$1,522,817.72
Cumulative Net Loss for All Collection Periods			$6,570,344.68
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4817%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,990.45
Average Net Loss for Receivables that have experienced a Realized Loss			$1,615.92

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.40%	411	$5,809,302.75
61-90 Days Delinquent	0.23%	37	$554,919.97
91-120 Days Delinquent	0.07%	12	$180,551.30
Over 120 Days Delinquent	0.32%	44	$766,648.90
Total Delinquent Receivables	3.02%	504	$7,311,422.92

Repossession Inventory:
Repossessed in the Current Collection Period		10	$129,040.98
Total Repossessed Inventory		23	$356,957.56

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4048%
Preceding Collection Period			0.3721%
Current Collection Period			0.4137%
Three Month Average			0.3969%

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	35

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer